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                                                  MONY Life Insurance Company
                                                  MONY Life Insurance Company
                                                  of America
                                                  1290 Avenue of the Americas
                                                  New York, New York 10104

                                                                    Dodie Kent
                                                            Vice President and
[MONY -- An AXA Financial Company LOGO]              Associate General Counsel
                                                                (212) 314-3970
                                                            Fax (212) 707-1791

                                                                LAW DEPARTMENT

                                                                April 26, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:  MONY Life Insurance Company of America ("MONY America")
            Pre - Effective Amendment No. 1 to the Registration Statement Filed on Form S-1/A File No. 333-180068
            CIK 0000835357
       ----------------------------------------------------------

Commissioners:

   On behalf of MONY Life Insurance Company of America ("MONY America"), we are filing herewith, electronically via EDGAR, MONY America's Pre - Effective Amendment No. 1 to the Form S-1 Registration Statement ("Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests in the Market Stabilizer Option (R) ("MSO") under certain variable life insurance policies offered by MONY America.

Purpose of the Pre-Effective Amendment

   We are filing this Registration Statement to amend the S-1 filed, March 13, 2012, to include the updated prospectus, dated May 1, 2012, which reflects additional disclosure pursuant to the staff's comment letter dated March 22, 2012.

Request for Expedited Review

   Because the Registration Statement includes primarily a prospectus and other information that were included in the prior Form S-1 registration statement and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes the May 1, 2012 prospectus for the MSO. The other changes to the prospectus are of a stylistic nature or necessitated by the annual update.

   If the Registration Statement were eligible to be filed pursuant to Rule 424 under the 1933 Act, the Company would make the filing pursuant to Rule 424
(b)(3) because it does not include any material changes from previous filings. I have reviewed the Registration Statement, and it does not include any disclosures that would render it ineligible to become effective under Rule 424
(b)(3) (assuming that the Registration Statement would be eligible for Rule 424 generally).

   In these circumstances, we believe a limited staff review is appropriate.

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Tandy Representation

   On behalf of the Company (the "Registrant"), we hereby make the representations below regarding the above-referenced registration statement on Form S-1 and our request for acceleration of effectiveness. The Registrant and principal underwriter are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

1. Should the Securities and Exchange Commission (the "Commission") or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Request for Acceleration

   On behalf of MONY America and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective no later than April 30, 2012. In this connection, MONY America and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer, Esq. of Goodwin Procter at 202-346-4253, if you have any questions or further comments.

                                                  Very truly yours,

                                                  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent

cc: Christopher E. Palmer, Esq.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104